SHARE CAPITAL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Issued and paid up:
Number of shares, Balance	825,163	56,975
Number of shares, Balance	0	825,163
Share capital, Balance	$ 319,635	$ 254,019
Share capital, Balance	$ 287,449	$ 319,635
Share capital [member]
Issued and paid up:
Number of shares, Balance	19,310,024	19,063,833
Number of shares, Issue of ordinary shares	161,984	246,191
Number of shares, Balance	19,472,008	19,310,024
Share capital, Balance	$ 320,683	$ 320,683
Share capital, Issue of ordinary shares	0	0
Share capital, Balance	$ 320,683	$ 320,683